Fair Value Measurements - Schedule of Financial Assets (Details) - Breeze Holdings Acquisition Corp. [Member]	12 Months Ended
Dec. 31, 2024 USD ($)
Schedule of Financial Assets [Line Items]
Fair value as of beginning of period	$ 705,250
Transfer in
Transfer out	(922,250)
Unrealized loss	217,000
Fair value as of ending of period
Amount of unrealized loss for the period included in income relating to assets held at the end of the reporting period	$ 217,000